COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2012
COMMITMENTS AND CONTINGENCIES [Abstract]
Schedule of Future Minimum Lease Payments Under Operating Leases

As of December 31, 2012, the Group had minimum lease payments under non-cancellable operating leases with initial terms in excess of one year as follows:

	December 31, 2012
	RMB	US$

2013	9,051	1,453
2014	7,426	1,192
2015	7,075	1,136
2016	6,160	989
2017	5,965	957
Thereafter	41,373	6,641

	77,050	12,368